Rate Matters - East Companies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) $ / MWD $ / MWh MW	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Public Utilities, General Disclosures [Line Items]
Fuel and Other Consumables Used for Electric Generation	$ 2,908.9	$ 3,348.1	$ 4,271.8
Purchased Electricity for Resale	2,821.4	2,760.1	2,085.9
Other Operation	2,956.9	2,703.9	2,766.6
Depreciation and Amortization	1,962.3	2,009.7	1,897.6
Noncurrent Regulatory Assets	5,625.5	5,140.3
Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Fuel and Other Consumables Used for Electric Generation	654.9	675.9	813.4
Purchased Electricity for Resale	329.3	395.2	456.6
Other Operation	486.7	405.4	427.7
Depreciation and Amortization	388.5	388.8	400.9
Noncurrent Regulatory Assets	1,121.1	1,154.2
Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Fuel and Other Consumables Used for Electric Generation	284.1	336.3	476.6
Purchased Electricity for Resale	198.7	195.8	96.8
Other Operation	572.0	553.4	586.0
Depreciation and Amortization	191.7	198.4	200.2
Noncurrent Regulatory Assets	916.6	804.3
Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Purchased Electricity for Resale	663.1	635.0	282.0
Other Operation	706.8	630.3	594.8
Depreciation and Amortization	238.6	217.5	$ 213.7
Noncurrent Regulatory Assets	$ 1,107.5	$ 1,113.0
FERC Transmission Complaint [Member]
Public Utilities, General Disclosures [Line Items]
Approved Return on Common Equity	10.99%
Intervenor Recommended Return on Common Equity	8.32%
Indiana Amended PJM Settlement Agreement [Member]
Public Utilities, General Disclosures [Line Items]
Recovery Percentage of Certain Transmission Expense Though the Indiana PJM Rider Approved Through 2017	43.50%
Approved Recovery Percentage of Certain Transmission Expense through the Indiana PJM Rider from January 2017 Through June 2018	100.00%
Approved Cap on Amounts Recovered Through the Indiana PJM Rider from January 2017 Through June 2018	$ 109.0
Approved Recovery Percentage of Certain Transmission Expense Through the Indiana PJM Rider from July 2018 Until IURC Addresses in Subsequent Proceeding	100.00%
Indiana Amended PJM Settlement Agreement [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Recovery Percentage of Certain Transmission Expense Though the Indiana PJM Rider Approved Through 2017	43.50%
Approved Recovery Percentage of Certain Transmission Expense through the Indiana PJM Rider from January 2017 Through June 2018	100.00%
Approved Cap on Amounts Recovered Through the Indiana PJM Rider from January 2017 Through June 2018	$ 109.0
Approved Recovery Percentage of Certain Transmission Expense Through the Indiana PJM Rider from July 2018 Until IURC Addresses in Subsequent Proceeding	100.00%
Kingsport Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Approved Base Rate Increase	$ 8.0
Approved Return on Common Equity	9.85%
Ohio Electric Security Plan Filing [Member]
Public Utilities, General Disclosures [Line Items]
Proposed Increase in PIRR Rates	$ 146.0
Amount of Recovery Requested for Under-Recovered Fuel Costs	$ 40.0
PUCO-ordered Fixed Price per MW Day for Customers Who Switch During ESP Period | $ / MWD	188.88
Reliability Pricing Model Rate per MW Day in Effect through May 2014 | $ / MWD	34
Reliability Pricing Model Rate per MW Day in Effect from June 2014 through May 2015 | $ / MWD	150
Energy Credit Offset Applied Against the Capacity Deferral Threshold (per MW day) | $ / MWD	147.41
Overstatement of Energy Credit Used in the Determination of the Capacity Deferral Threshold (per MW day) | $ / MWD	100
Retail Stability Rider through May 2014 ($ Per MWh) | $ / MWh	3.50
Retail Stability Rider for the Period June 2014 through May 2015 ($ per MWh) | $ / MWh	4.00
Amount of Retail Stability Rider Applied to the Deferred Capacity Costs ($ per MWh) | $ / MWh	1.00
Retail Stability Rider Rate to be Continued Until Capacity Deferral Balance is Collected as Ordered by the PUCO ($ per MWh) | $ / MWh	4.00
Annual Retail Share of Fixed Fuel Costs	$ 90.0
Approved Return on Common Equity	10.20%
Amount of Potential Customer Credits to be Included in the PPA Rider Over the Final Four Years as Proposed in Stipulation Agreement	$ 100.0
Solar Energy Projects to be Developed and Implemented by 2021 as Proposed in Stipulation Agreement (in MWs) | MW	400
Wind Energy Projects to be Developed and Implemented by 2021 as Proposed in Stipulation Agreement (in MWs) | MW	500
Percentage of Output to be Received from Solar and Wind Projects as Proposed in Stipulation Agreement	100.00%
Maximum Ownership Percentage of Solar and Wind Projects as Proposed in Stipulation Agreement	50.00%
Temporary Customer-Specific Rate Impact Cap Through May 2018	5.00%
PUCO Approved Reduced Customer Credits	$ 15.0
Return on Common Equity Proposed in the Amended ESP Filing	10.41%
Future Commitment to Support the Development of a Large Solar Farm	$ 20.0
Gridsmart Investment as Proposed in Stipulation Agreement	$ 20.0
Significantly Excessive Earnings Test Threshold Previously Established for Ohio Power	12.00%
Significantly Excessive Earnings Test Threshold Remanded Back to the PUCO	12.00%
Intervenor Recommended Revenue Refund Related to 2014 SEET	$ 20.0
Ohio Electric Security Plan Filing [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Proposed Increase in PIRR Rates	146.0
Amount of Recovery Requested for Under-Recovered Fuel Costs	$ 40.0
PUCO-ordered Fixed Price per MW Day for Customers Who Switch During ESP Period | $ / MWD	188.88
Reliability Pricing Model Rate per MW Day in Effect through May 2014 | $ / MWD	34
Reliability Pricing Model Rate per MW Day in Effect from June 2014 through May 2015 | $ / MWD	150
Energy Credit Offset Applied Against the Capacity Deferral Threshold (per MW day) | $ / MWD	147.41
Overstatement of Energy Credit Used in the Determination of the Capacity Deferral Threshold (per MW day) | $ / MWD	100
Retail Stability Rider through May 2014 ($ Per MWh) | $ / MWh	3.50
Retail Stability Rider for the Period June 2014 through May 2015 ($ per MWh) | $ / MWh	4.00
Amount of Retail Stability Rider Applied to the Deferred Capacity Costs ($ per MWh) | $ / MWh	1.00
Retail Stability Rider Rate to be Continued Until Capacity Deferral Balance is Collected as Ordered by the PUCO ($ per MWh) | $ / MWh	4.00
Annual Retail Share of Fixed Fuel Costs	$ 90.0
Approved Return on Common Equity	10.20%
Amount of Potential Customer Credits to be Included in the PPA Rider Over the Final Four Years as Proposed in Stipulation Agreement	$ 100.0
Solar Energy Projects to be Developed and Implemented by 2021 as Proposed in Stipulation Agreement (in MWs) | MW	400
Wind Energy Projects to be Developed and Implemented by 2021 as Proposed in Stipulation Agreement (in MWs) | MW	500
Percentage of Output to be Received from Solar and Wind Projects as Proposed in Stipulation Agreement	100.00%
Maximum Ownership Percentage of Solar and Wind Projects as Proposed in Stipulation Agreement	50.00%
Temporary Customer-Specific Rate Impact Cap Through May 2018	5.00%
PUCO Approved Reduced Customer Credits	$ 15.0
Return on Common Equity Proposed in the Amended ESP Filing	10.41%
Future Commitment to Support the Development of a Large Solar Farm	$ 20.0
Gridsmart Investment as Proposed in Stipulation Agreement	$ 20.0
Significantly Excessive Earnings Test Threshold Previously Established for Ohio Power	12.00%
Significantly Excessive Earnings Test Threshold Remanded Back to the PUCO	12.00%
Intervenor Recommended Revenue Refund Related to 2014 SEET	$ 20.0
Ohio Fuel Adjustment Clause Audit - 2009 [Member]
Public Utilities, General Disclosures [Line Items]
2008 Coal Contract Settlement Proceeds to be Applied to Deferred Fuel Balance as Originally Ordered by the PUCO	65.0
Net Favorable Fuel Adjustment Recorded in 2012 Based on Fuel Adjustment Clause Audit Rehearing	30.0
Ohio Fuel Adjustment Clause Audit - 2009 [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
2008 Coal Contract Settlement Proceeds to be Applied to Deferred Fuel Balance as Originally Ordered by the PUCO	65.0
Net Favorable Fuel Adjustment Recorded in 2012 Based on Fuel Adjustment Clause Audit Rehearing	30.0
Ohio Global Settlement [Member]
Public Utilities, General Disclosures [Line Items]
Proposed Reduction in PIRR Rate Collected from Customers	97.0
Proposed Total RSR Revenues to be Collected Through June 2019	$ 388.0
Proposed RSR Collection Period (in months)	30 months
Increase in RSR Capacity Costs Recorded in December 2016 Resulting from Global Settlement	$ 83.0
Increase in RSR Capacity Costs Related Carrying Charges Recorded in December 2016 Resulting from Global Settlement	14.0
Fuel and Other Consumables Used for Electric Generation	(19.0)
Purchased Electricity for Resale	(19.9)
Other Operation	(15.7)
Depreciation and Amortization	(42.1)
Total Decrease in RSR Expense Recorded in December 2016 Resulting from Global Settlement	(96.7)
Proposed Refund to Customers Associated with Remands Related to SEET	$ 20.0
Proposed Refund Period (in months)	12 months
Amount Accrued in December 2016 Related to Proposed Customer Refunds	$ 20.0
Proposed Refund to SSO Customers Related to OVEC and Lawrenceburg Purchases	100.0
Amount Accrued in December 2016 Related to Proposed SSO Customer Refunds	100.0
Ohio Global Settlement [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Proposed Reduction in PIRR Rate Collected from Customers	97.0
Proposed Total RSR Revenues to be Collected Through June 2019	$ 388.0
Proposed RSR Collection Period (in months)	30 months
Increase in RSR Capacity Costs Recorded in December 2016 Resulting from Global Settlement	$ 83.0
Increase in RSR Capacity Costs Related Carrying Charges Recorded in December 2016 Resulting from Global Settlement	14.0
Proposed Refund to Customers Associated with Remands Related to SEET	$ 20.0
Proposed Refund Period (in months)	12 months
Amount Accrued in December 2016 Related to Proposed Customer Refunds	$ 20.0
Proposed Refund to SSO Customers Related to OVEC and Lawrenceburg Purchases	100.0
Amount Accrued in December 2016 Related to Proposed SSO Customer Refunds	100.0
Rockport Plant, Unit 2 Selective Catalytic Reduction [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs	274.0
Rockport Plant, Unit 2 Selective Catalytic Reduction [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs	274.0
Special Rate Mechanism For Ormet [Member]
Public Utilities, General Disclosures [Line Items]
Deferred Fuel Adjustment Clause Related to Ormet Interim Arrangement as of September 2009	64.0
Unrecognized Equity Carrying Costs Related to Ormet Interim Arrangement as of September 2009	$ 2.0
Percentage of Deferred Fuel Adjustment Clause Costs Attributable to Columbus Southern Power	50.00%
Percentage of Deferred Fuel Adjustment Clause Costs Attributable to Ohio Power	50.00%
Special Rate Mechanism For Ormet [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Deferred Fuel Adjustment Clause Related to Ormet Interim Arrangement as of September 2009	$ 64.0
Unrecognized Equity Carrying Costs Related to Ormet Interim Arrangement as of September 2009	$ 2.0
Percentage of Deferred Fuel Adjustment Clause Costs Attributable to Columbus Southern Power	50.00%
Percentage of Deferred Fuel Adjustment Clause Costs Attributable to Ohio Power	50.00%
West Virginia Deferred Base Rate Increase [Member]
Public Utilities, General Disclosures [Line Items]
Amount of Annual Delayed Customer Billing to Residential Customers	$ 25.0
Amount of Recovery Approved Related to Delayed Billing Including Carrying Charges	29.0
West Virginia Deferred Base Rate Increase [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Amount of Annual Delayed Customer Billing to Residential Customers	22.0
Amount of Recovery Approved Related to Delayed Billing Including Carrying Charges	27.0
West Virginia Expanded Net Energy Charge - 2016 [Member]
Public Utilities, General Disclosures [Line Items]
Additional ENEC Revenues Per Settlement Agreement	38.0
Construction Surcharge Revenues Per Settlement Agreement	17.0
West Virginia Expanded Net Energy Charge - 2016 [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Additional ENEC Revenues Per Settlement Agreement	30.0
Construction Surcharge Revenues Per Settlement Agreement	14.0
Deferred Capacity Costs [Member] | Ohio Electric Security Plan Filing [Member]
Public Utilities, General Disclosures [Line Items]
Noncurrent Regulatory Assets	$ 202.0
Deferred Capacity Costs Recovery Period as Ordered by PUCO (in months)	32 months
Requested Net Increase in Deferred Capacity Costs	$ 157.0
Amount of Decrease in Capacity Costs Related to Non-Deferral Portion of RSR Collections	327.0
Amount of Increase in Capacity Costs Related to the Correction of the Energy Credit	484.0
Deferred Capacity Costs [Member] | Ohio Electric Security Plan Filing [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Noncurrent Regulatory Assets	$ 202.0
Deferred Capacity Costs Recovery Period as Ordered by PUCO (in months)	32 months
Requested Net Increase in Deferred Capacity Costs	$ 157.0
Amount of Decrease in Capacity Costs Related to Non-Deferral Portion of RSR Collections	327.0
Amount of Increase in Capacity Costs Related to the Correction of the Energy Credit	484.0
Deferred Capacity Costs [Member] | Ohio Global Settlement [Member]
Public Utilities, General Disclosures [Line Items]
Noncurrent Regulatory Assets	299.0
Deferred Capacity Costs [Member] | Ohio Global Settlement [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Noncurrent Regulatory Assets	$ 299.0